Income Taxes - Summary of Net Deferred Income Taxes (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Income Tax Disclosure [Abstract]
Deferred tax assets	₨ 2,734,923	$ 39,544	₨ 1,767,733
Less: valuation allowance	(328,398)	(4,748)	(715,340)
Net deferred tax assets	2,406,525	34,796	1,052,393
Deferred tax liability	₨ 2,053,808	$ 29,696	₨ 892,138